Cover	Nov. 27, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2019
Entity File Number	1-12386
Entity Registrant Name	LEXINGTON REALTY TRUST
Entity Central Index Key	0000910108
Entity Tax Identification Number	13-3717318
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Penn Plaza
Entity Address, Address Line Two	Suite 4015
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119-4015
City Area Code	212
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	LXPPRC
Security Exchange Name	NYSE